Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Earnings per share, Diluted	$ 0.10	$ 0.06
Weighted average number of ordinary shares outstanding, Diluted	35,007,821	33,280,055